Earnings per share and shares outstanding (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Basic earnings
Net profit / (loss) attributable to shareholders	$ 1,307	$ 1,069	$ 1,281	$ 2,375	$ 2,692
Diluted earnings
Net profit / (loss) attributable to shareholders	$ 1,307	$ 1,069	$ 1,281	$ 2,375	$ 2,692